BUSINESS COMBINATIONS - Summary of Goodwill Recognised As Of Acquisition Date (Details) - Arrival LT UAB € in Thousands	Jul. 14, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 3
Fair value of identifiable net assets	23
Goodwill	€ 26